UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

                                 Value Fund



[LOGO OF USAA]
   USAA(R)

                          USAA VALUE Fund

                                          [GRAPHIC OF USAA VALUE FUND]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

     ----------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

     We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

     If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

     For more specific information, please consult your tax adviser.

     ----------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         22

   Financial Statements                                                      23

   Notes to Financial Statements                                             26

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. ALL RIGHTS RESERVED.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "

[PHOTO OF CHRISTOPHER W. CLAUS]      IN INVESTING, AS IN LIFE, QUALITY
                                     TENDS TO STAND THE TEST OF TIME.

                                                    "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.
         o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

JAMES S. McCLURE, CFA                              RICHARD A. ENGLANDER, CFA
  Barrow, Hanley, Mewhinney &                        Barrow, Hanley, Mewhinney &
    Strauss, Inc.                                      Strauss, Inc.

MARK GIAMBRONE, CPA                                RAY NIXON, Jr.
  Barrow, Hanley, Mewhinney &                        Barrow, Hanley, Mewhinney &
    Strauss, Inc.                                      Strauss, Inc.

TIMOTHY J. CULLER, CFA                             ROBERT J. CHAMBERS, CFA
  Barrow, Hanley, Mewhinney &                        Barrow, Hanley, Mewhinney &
    Strauss, Inc.                                      Strauss, Inc.

JAMES P. BARROW                                    JOHN P. HARLOE, CFA
  Barrow, Hanley, Mewhinney &                        Barrow, Hanley, Mewhinney &
    Strauss, Inc.                                      Strauss, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2007, the USAA Value Fund had a total return of 13.25%. This compares to a total return of 13.58% for the Russell 3000 Value Index and 13.82% for the Lipper Multi-Cap Value Funds Index.

WHAT WAS THE MARKET ENVIRONMENT DURING THE PERIOD?

         It was a very strong period in terms of stock prices as earnings surprised on the up side, inflation tended to moderate, and the Federal Reserve Board (the Fed) remained on hold. The change of congressional majority also had an impact on certain sectors of the market, specifically health care and student lending.

WHAT FACTORS HELPED PERFORMANCE RELATIVE TO THE RUSSELL 3000 VALUE INDEX?

         We had a beneficial overweight in the industrials and consumer discretionary sectors. We had good stock selection in industrials, led by American Power Conversion Corp., which was acquired during the period, and Emerson Electric Co., an industrial conglomerate that was up on good earnings and continued strength across its business lines.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         In consumer discretionary, we were helped by Stanley Works, a company that makes tools for industry and consumers. Another positive performer was Family Dollar Stores, Inc., which gained as it continued to make improvements in same-store sales and private-label lines. The company was also helped as the decline in energy prices gave its target consumers more discretionary income.

         The Fund's best performing stock was MasterCard Inc., which, since its initial public offering, has overcome some of its litigation concerns and also exceeded earlier guidance on margins and earnings.

WHAT FACTORS HURT PERFORMANCE RELATIVE TO THE RUSSELL 3000 VALUE INDEX?

         Our health care holdings detracted, particularly HMOs and large-cap pharmaceuticals, because investors were fearful that the change of congressional control could lead to government regulation of drug pricing as well as a government takeover of HMOs. Two big holdings that took the brunt of these fears were Pfizer, Inc. and UnitedHealth Group, Inc. We view these fears as excessive and likely to fade.

         Another stock that reacted poorly to the elections was SLM Corp., or Sallie Mae, because the Democrats proposed changes in the government's student-lending policies. Finally, our stock selection in energy detracted from performance.

WERE THERE ANY CHANGES OF NOTE IN THE PORTFOLIO?

         We added AT&T, Inc., which is now a combination of the old SBC, BellSouth, and Cingular. The stock has a dividend yield of more than 4%, was trading at a below-market price-to-earnings

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-21.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         multiple, and should, in our opinion, benefit from dramatic synergies that have the potential to drive earnings growth over the next several years.

         We sold Universal Health Services because it met our price target. UHS had a big move when competitor HCA accepted an acquisition offer and investors assumed UHS might be taken out at a similar valuation.

         At the end of the period, the Fund had a heavily overweight position in the industrials and consumer staples sectors and was underweight in energy.

WHAT'S YOUR OUTLOOK?

         We believe that the market is fairly valued, which means we shouldn't count on too much price-to-earnings multiple expansion. That leaves earnings growth and dividend yield to drive total return. Given our expectation of mid-single-digit earnings growth, this would imply potential for a mid- to high-single-digit return from stocks in 2007.

WHAT'S YOUR BIGGEST CONCERN?

         It seems to us that investors have become complacent about the housing market's downturn. This is reflected by the fact that homebuilders are trading about 30% above their 2006 lows. Should the housing market have another leg down to go, it could cause the economy to slow more than expected and have a negative impact on consumer spending. We continue to monitor closely the impact this could have on the stocks we own.

         We thank you, the Fund's shareholders, for your investment. We will continue to work hard on your behalf.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA VALUE FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
     out of 1,102 large value funds for the period ending January 31, 2007:

                                 OVERALL RATING
                                    * * * *

         3-YEAR                        5-YEAR                   10-YEAR
         * * * *                       * * * *                    N/A
   out of 1,102 funds              out of 826 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
        (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA VALUE FUND

            [LOGO OF LIPPER LEADER]      [LOGO OF LIPPER LEADER]
                  CONSISTENT                   PRESERVATION
                    RETURN

The Fund is listed as a Lipper Leader for Consistent Return of 328 funds within the Lipper Multi-Cap Value Funds category and for Preservation of 8,460 equity funds for the overall period ending January 31, 2007.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF JANUARY 31, 2007. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JANUARY 31, 2007. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 324 FUNDS FOR THE THREE-YEAR PERIOD AND A SCORE OF 2 AMONG 241 FUNDS FOR THE FIVE-YEAR PERIOD IN THE LIPPER MULTI-CAP VALUE FUNDS CATEGORY. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 8,460 AND 6,694 EQUITY FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VALUE FUND (Ticker Symbol: UVALX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities of companies that are considered to be undervalued.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $434.8 Million            $345.1 Million
Net Asset Value Per Share                 $15.14                    $13.78

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*       1 YEAR         5 YEARS      SINCE INCEPTION ON 8/03/01
      13.25%              15.26%          9.65%                 10.97%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                  CUMULATIVE PERFORMANCE COMPARISON

             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       USAA                RUSSELL 3000           LIPPER MULTI-CAP
                    VALUE FUND             VALUE INDEX           VALUE FUNDS INDEX
 7/31/2001          $10,000.00              $10,000.00              $10,000.00
 8/31/2001           10,020.00                9,624.40                9,628.60
 9/30/2001            9,160.00                8,919.93                8,641.98
10/31/2001            9,520.00                8,863.95                8,819.73
11/30/2001           10,530.00                9,387.67                9,457.95
12/31/2001           11,164.18                9,633.61                9,732.41
 1/31/2002           11,184.24                9,574.07                9,605.78
 2/28/2002           11,063.87                9,592.65                9,480.12
 3/31/2002           11,766.02               10,066.13                9,964.06
 4/30/2002           11,605.53                9,774.24                9,670.98
 5/31/2002           11,485.16                9,792.88                9,661.61
 6/30/2002           10,532.24                9,257.91                8,922.43
 7/31/2002            9,649.54                8,359.25                8,181.78
 8/31/2002            9,669.60                8,415.37                8,312.01
 9/30/2002            8,796.93                7,502.75                7,410.88
10/31/2002            9,047.70                8,026.75                7,807.65
11/30/2002            9,318.53                8,541.61                8,389.17
12/31/2002            9,120.12                8,171.02                8,018.86
 1/31/2003            8,928.01                7,970.96                7,853.61
 2/28/2003            8,847.12                7,754.64                7,652.14
 3/31/2003            8,796.57                7,772.28                7,680.89
 4/30/2003            9,241.45                8,460.16                8,348.20
 5/31/2003            9,898.67                9,028.34                9,046.01
 6/30/2003           10,111.00                9,144.20                9,112.49
 7/31/2003           10,100.89                9,303.39                9,237.82
 8/31/2003           10,383.99                9,463.79                9,527.22
 9/30/2003           10,252.55                9,370.22                9,417.49
10/31/2003           10,838.99                9,958.06                9,936.42
11/30/2003           11,031.10               10,112.18               10,148.24
12/31/2003           11,632.37               10,715.19               10,647.69
 1/31/2004           11,694.03               10,917.63               10,872.66
 2/29/2004           11,981.75               11,149.86               11,079.81
 3/31/2004           11,848.17               11,071.92               10,982.86
 4/30/2004           11,591.27               10,777.21               10,781.07
 5/31/2004           11,694.03               10,888.61               10,831.76
 6/30/2004           12,238.65               11,168.96               11,136.92
 7/31/2004           11,971.48               10,981.46               10,818.71
 8/31/2004           12,043.41               11,133.66               10,856.45
 9/30/2004           12,361.96               11,328.10               11,076.03
10/31/2004           12,495.55               11,515.35               11,221.41
11/30/2004           13,307.35               12,134.57               11,809.06
12/31/2004           13,806.13               12,530.73               12,235.27
 1/31/2005           13,662.43               12,285.54               11,969.13
 2/28/2005           14,148.79               12,678.84               12,284.94
 3/31/2005           14,060.36               12,497.57               12,110.98
 4/30/2005           13,750.86               12,238.35               11,821.12
 5/31/2005           14,104.58               12,569.70               12,205.88
 6/30/2005           14,425.14               12,742.72               12,356.16
 7/31/2005           14,922.56               13,142.62               12,773.37
 8/31/2005           14,756.75               13,063.47               12,677.96
 9/30/2005           14,889.40               13,228.66               12,784.34
10/31/2005           14,403.03               12,893.02               12,470.97
11/30/2005           14,756.75               13,325.61               12,889.90
12/31/2005           14,949.62               13,389.20               13,010.36
 1/31/2006           15,381.30               13,960.50               13,439.30
 2/28/2006           15,426.74               14,037.92               13,460.42
 3/31/2006           15,676.66               14,272.07               13,681.44
 4/30/2006           16,119.69               14,604.55               13,952.89
 5/31/2006           15,676.66               14,214.21               13,593.60
 6/30/2006           15,619.86               14,312.63               13,566.14
 7/31/2006           15,653.94               14,609.44               13,609.07
 8/31/2006           15,915.21               14,871.31               13,871.09
 9/30/2006           16,267.37               15,154.00               14,183.27
10/31/2006           16,744.49               15,674.96               14,683.19
11/30/2006           17,119.36               16,040.95               14,988.96
12/31/2006           17,435.52               16,380.76               15,231.27
 1/31/2007           17,728.25               16,593.51               15,489.89

                                [END CHART]

         *DATA FROM 7/31/01 THROUGH 1/31/07.

         *THE PERFORMANCE OF THE LIPPER MULTI-CAP VALUE FUNDS INDEX AND THE
          RUSSELL 3000 VALUE INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund to the following benchmarks:

         o The Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

         o The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------
                 TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
-----------------------------------------------------

Altria Group, Inc.                               2.2%

Imperial Tobacco Group plc ADR                   2.2%

Stanley Works                                    2.1%

Citigroup, Inc.                                  2.0%

Verizon Communications, Inc.                     2.0%

WellPoint, Inc.                                  2.0%

Bank of America Corp.                            1.9%

Pfizer, Inc.                                     1.9%

American Power Conversion Corp.                  1.8%

ConocoPhillips                                   1.8%
-----------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

           SECTOR ASSET ALLOCATION
                  1/31/2007

    [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                21.9%
Industrials                               15.6%
Consumer Discretionary                    13.6%
Health Care                               13.2%
Consumer Staples                           8.0%
Utilities                                  6.7%
Energy                                     6.1%
Information Technology                     5.3%
Telecommunication Services                 3.3%
Materials                                  1.9%
Short-Term Investments*                   11.8%

              [END CHART]

*INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               COMMON STOCKS (95.6%)

               CONSUMER DISCRETIONARY (13.6%)
               ------------------------------
               ADVERTISING (0.4%)
   124,000     Valassis Communications, Inc.*                                          $  1,906
                                                                                       --------
               APPAREL RETAIL (0.5%)
    50,300     Men's Wearhouse, Inc.                                                      2,160
                                                                                       --------
               AUTO PARTS & EQUIPMENT (1.2%)
   104,600     American Axle & Manufacturing Holdings, Inc.(a)                            2,174
    89,000     Lear Corp.(a)                                                              3,013
                                                                                       --------
                                                                                          5,187
                                                                                       --------
               AUTOMOBILE MANUFACTURERS (0.3%)
    34,100     Winnebago Industries, Inc.(a)                                              1,144
                                                                                       --------
               AUTOMOTIVE RETAIL (0.8%)
    95,800     Advance Auto Parts, Inc.                                                   3,636
                                                                                       --------
               DISTRIBUTORS (0.4%)
    34,300     Genuine Parts Co.                                                          1,630
                                                                                       --------
               GENERAL MERCHANDISE STORES (1.9%)
   260,400     Dollar General Corp.(a)                                                    4,411
   117,200     Family Dollar Stores, Inc.                                                 3,797
                                                                                       --------
                                                                                          8,208
                                                                                       --------
               HOME IMPROVEMENT RETAIL (0.8%)
    52,000     Sherwin-Williams Co.                                                       3,593
                                                                                       --------
               HOMEBUILDING (0.3%)
   161,600     Champion Enterprises, Inc.*                                                1,327
                                                                                       --------
               HOTELS, RESORTS,& CRUISE LINES (2.1%)
   115,100     Carnival Corp.                                                             5,935
    70,200     Royal Caribbean Cruises Ltd.                                               3,154
                                                                                       --------
                                                                                          9,089
                                                                                       --------
               HOUSEHOLD APPLIANCES (2.9%)
    55,400     Helen of Troy Ltd.*                                                        1,336
   160,700     Stanley Works                                                              9,202

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
    23,400     Whirlpool Corp.                                                         $  2,139
                                                                                       --------
                                                                                         12,677
                                                                                       --------
               LEISURE PRODUCTS (1.3%)
    42,200     Brunswick Corp.                                                            1,439
   173,200     Mattel, Inc.                                                               4,219
                                                                                       --------
                                                                                          5,658
                                                                                       --------
               PUBLISHING (0.7%)
    51,900     Gannett Co., Inc.                                                          3,017
                                                                                       --------
               Total Consumer Discretionary                                              59,232
                                                                                       --------
               CONSUMER STAPLES (8.0%)
               -----------------------
               PACKAGED FOODS & MEAT (0.5%)
    86,700     ConAgra Foods, Inc.                                                        2,229
                                                                                       --------
               TOBACCO (7.5%)
   110,200     Altria Group, Inc.                                                         9,630
   117,800     Imperial Tobacco Group plc ADR                                             9,591
    49,900     Loews Corp. - Carolina Group                                               3,420
    47,300     Reynolds American, Inc.                                                    3,051
   117,800     UST, Inc.(a)                                                               6,767
                                                                                       --------
                                                                                         32,459
                                                                                       --------
               Total Consumer Staples                                                    34,688
                                                                                       --------
               ENERGY (6.1%)
               -------------
               INTEGRATED OIL & GAS (5.3%)
    49,500     BP plc ADR                                                                 3,144
    31,900     Chevron Corp.                                                              2,325
   119,800     ConocoPhillips                                                             7,956
    11,700     Marathon Oil Corp.                                                         1,057
    24,300     Murphy Oil Corp.                                                           1,208
   163,100     Occidental Petroleum Corp.                                                 7,561
                                                                                       --------
                                                                                         23,251
                                                                                       --------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    48,550     Encore Acquisition Co.*                                                    1,260
    68,700     EXCO Resources, Inc.*                                                      1,154
                                                                                       --------
                                                                                          2,414
                                                                                       --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    67,800     El Paso Corp.                                                           $  1,052
                                                                                       --------
               Total Energy                                                              26,717
                                                                                       --------
               FINANCIALS (21.9%)
               ------------------
               CONSUMER FINANCE (3.4%)
    63,600     Capital One Financial Corp.                                                5,113
    53,550     First Marblehead Corp.(a)                                                  2,913
   145,600     SLM Corp.                                                                  6,692
                                                                                       --------
                                                                                         14,718
                                                                                       --------
               DIVERSIFIED BANKS (1.2%)
   151,200     Wells Fargo & Co.                                                          5,431
                                                                                       --------
               INSURANCE BROKERS (0.8%)
    81,900     Willis Group Holdings Ltd.                                                 3,346
                                                                                       --------
               MULTI-LINE INSURANCE (2.5%)
    95,700     American International Group, Inc.                                         6,551
    46,200     Hartford Financial Services Group, Inc.                                    4,385
                                                                                       --------
                                                                                         10,936
                                                                                       --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (4.5%)
   156,059     Bank of America Corp.                                                      8,205
   154,500     Citigroup, Inc.                                                            8,518
    56,200     JPMorgan Chase & Co.                                                       2,862
                                                                                       --------
                                                                                         19,585
                                                                                       --------
               PROPERTY & CASUALTY INSURANCE (3.7%)
    31,800     21st Century Insurance Group                                                 676
   106,200     Allstate Corp.                                                             6,389
    73,700     Axis Capital Holdings Ltd.                                                 2,428
    93,100     XL Capital Ltd. "A"                                                        6,424
                                                                                       --------
                                                                                         15,917
                                                                                       --------
               REGIONAL BANKS (1.0%)
    24,000     Bank of Hawaii Corp.                                                       1,256
    15,718     Cullen/Frost Bankers, Inc.                                                   841
    97,200     South Financial Group, Inc.                                                2,512
                                                                                       --------
                                                                                          4,609
                                                                                       --------
               REITs - INDUSTRIAL (0.4%)
    35,600     First Industrial Realty Trust, Inc.(a)                                     1,683
                                                                                       --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               REITs - MORTGAGE (0.5%)
   146,500     Annaly Capital Management, Inc.                                         $  2,019
                                                                                       --------
               REITs - OFFICE (0.5%)
   180,200     American Financial Realty Trust(a)                                         2,015
                                                                                       --------
               THRIFTS & MORTGAGE FINANCE (3.4%)
    59,600     MGIC Investment Corp.                                                      3,679
    89,500     New York Community Bancorp, Inc.(a)                                        1,512
    63,200     People's Bank(a)                                                           2,843
    47,500     Radian Group, Inc.                                                         2,860
    90,500     Washington Mutual, Inc.(a)                                                 4,035
                                                                                       --------
                                                                                         14,929
                                                                                       --------
               Total Financials                                                          95,188
                                                                                       --------
               HEALTH CARE (13.2%)
               -------------------
               HEALTH CARE EQUIPMENT (2.2%)
   132,800     Baxter International, Inc.                                                 6,595
    53,100     Hillenbrand Industries, Inc.                                               3,027
                                                                                       --------
                                                                                          9,622
                                                                                       --------
               HEALTH CARE FACILITIES (1.3%)
    73,840     HEALTHSOUTH Corp.*(a)                                                      1,727
    84,200     Service Corp. International                                                  896
    72,700     Triad Hospitals, Inc.*                                                     3,090
                                                                                       --------
                                                                                          5,713
                                                                                       --------
               HEALTH CARE SERVICES (0.5%)
    53,000     Omnicare, Inc.(a)                                                          2,130
                                                                                       --------
               MANAGED HEALTH CARE (3.9%)
    63,800     Coventry Health Care, Inc.*                                                3,289
    91,800     UnitedHealth Group, Inc.                                                   4,798
   113,400     WellPoint, Inc.*                                                           8,888
                                                                                       --------
                                                                                         16,975
                                                                                       --------
               PHARMACEUTICALS (5.3%)
   230,600     Bristol-Myers Squibb Co.                                                   6,639
   308,400     Pfizer, Inc.                                                               8,092
    91,000     Schering-Plough Corp.                                                      2,275

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
    86,500     Valeant Pharmaceuticals International                                   $  1,525
    89,000     Wyeth                                                                      4,398
                                                                                       --------
                                                                                         22,929
                                                                                       --------
               Total Health Care                                                         57,369
                                                                                       --------
               INDUSTRIALS (15.6%)
               -------------------
               AEROSPACE & DEFENSE (3.4%)
    60,300     Goodrich Corp.                                                             2,956
   122,700     Honeywell International, Inc.                                              5,606
    74,100     L-3 Communications Holdings, Inc.                                          6,102
                                                                                       --------
                                                                                         14,664
                                                                                       --------
               COMMERCIAL PRINTING (0.5%)
    74,100     Idearc, Inc.*                                                              2,402
                                                                                       --------

               CONSTRUCTION & ENGINEERING (0.5%)
    72,600     Insituform Technologies, Inc. "A"*                                         2,026
                                                                                       --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    38,800     Terex Corp.*                                                               2,208
                                                                                       --------
               ELECTRICAL COMPONENTS & EQUIPMENT (3.3%)
   255,300     American Power Conversion Corp.                                            7,848
    94,100     Emerson Electric Co.                                                       4,232
    45,700     Regal-Beloit Corp.                                                         2,299
                                                                                       --------
                                                                                         14,379
                                                                                       --------
               INDUSTRIAL CONGLOMERATES (0.5%)
    28,200     3M Co.                                                                     2,095
                                                                                       --------
               INDUSTRIAL MACHINERY (3.9%)
    37,000     Briggs & Stratton Corp.                                                    1,097
    32,700     Flowserve Corp.*                                                           1,735
    21,700     Harsco Corp.                                                               1,864
     7,600     IDEX Corp.                                                                   394
   144,700     Illinois Tool Works, Inc.                                                  7,378
    35,600     ITT Industries, Inc.                                                       2,124
    54,100     Kaydon Corp.                                                               2,332
                                                                                       --------
                                                                                         16,924
                                                                                       --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               MARINE (0.3%)
    42,500     Kirby Corp.*(a)                                                         $  1,509
                                                                                       --------
               OFFICE SERVICES & SUPPLIES (0.4%)
    46,000     Brady Corp. "A"                                                            1,723
                                                                                       --------
               RAILROADS (1.2%)
    63,600     Burlington Northern Santa Fe Corp.                                         5,111
                                                                                       --------
               TRUCKING (1.1%)
    30,900     Covenant Transport, Inc. "A"*                                                361
    48,900     Ryder System, Inc.                                                         2,667
    53,800     Swift Transportation Co., Inc.*                                            1,642
                                                                                       --------
                                                                                          4,670
                                                                                       --------
               Total Industrials                                                         67,711
                                                                                       --------
               INFORMATION TECHNOLOGY (5.3%)
               -----------------------------
               APPLICATION SOFTWARE (0.6%)
   138,100     Mentor Graphics Corp.*                                                     2,569
                                                                                       --------
               COMMUNICATIONS EQUIPMENT (1.5%)
   304,300     Nokia Corp. ADR                                                            6,725
                                                                                       --------
               COMPUTER HARDWARE (0.5%)
    45,000     Diebold, Inc.                                                              2,086
                                                                                       --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    22,100     MasterCard, Inc. "A"(a)                                                    2,465
                                                                                       --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
    54,700     Littelfuse, Inc.*                                                          1,717
   118,500     Vishay Intertechnology, Inc.*                                              1,557
                                                                                       --------
                                                                                          3,274
                                                                                       --------
               ELECTRONIC MANUFACTURING SERVICES (0.6%)
    67,200     Mercury Computer Systems, Inc.*                                              868
   107,100     Plexus Corp.*                                                              1,800
                                                                                       --------
                                                                                          2,668
                                                                                       --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
               IT CONSULTING & OTHER SERVICES (0.4%)
    54,400     Maximus, Inc.                                                           $  1,640
                                                                                       --------
               TECHNOLOGY DISTRIBUTORS (0.4%)
    48,335     Tech Data Corp.*                                                           1,795
                                                                                       --------
               Total Information Technology                                              23,222
                                                                                       --------
               MATERIALS (1.9%)
               ----------------
               ALUMINUM (0.5%)
    48,400     Century Aluminum Co.*                                                      2,206
                                                                                       --------
               DIVERSIFIED CHEMICALS (1.0%)
    89,800     E.I. du Pont de Nemours & Co.                                              4,450
                                                                                       --------
               SPECIALTY CHEMICALS (0.4%)
   217,400     Polyone Corp.*                                                             1,594
                                                                                       --------
               Total Materials                                                            8,250
                                                                                       --------
               TELECOMMUNICATION SERVICES (3.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.3%)
   151,730     AT&T, Inc.                                                                 5,710
   226,400     Verizon Communications, Inc.                                               8,721
                                                                                       --------
               Total Telecommunication Services                                          14,431
                                                                                       --------
               UTILITIES (6.7%)
               ----------------
               ELECTRIC UTILITIES (2.5%)
    84,300     Entergy Corp.                                                              7,827
    56,100     Pinnacle West Capital Corp.                                                2,737
                                                                                       --------
                                                                                         10,564
                                                                                       --------
               GAS UTILITIES (0.6%)
   100,400     Spectra Energy Corp.*                                                      2,623
                                                                                       --------
               MULTI-UTILITIES (3.6%)
    69,100     CenterPoint Energy, Inc.(a)                                                1,193
    60,300     Dominion Resources, Inc.                                                   5,002
   199,900     Duke Energy Corp.                                                          3,936

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                         MARKET
    NUMBER                                                                                VALUE
 OF SHARES     SECURITY                                                                   (000)
-----------------------------------------------------------------------------------------------
    90,950     MDU Resources Group, Inc.                                               $  2,351
   139,900     Xcel Energy, Inc.                                                          3,264
                                                                                       --------
                                                                                         15,746
                                                                                       --------
               Total Utilities                                                           28,933
                                                                                       --------
               Total Common Stocks (cost: $340,886)                                     415,741
                                                                                       --------

               MONEY MARKET INSTRUMENTS (4.2%)

               MONEY MARKET FUNDS (4.2%)
 5,818,023     SSgA Money Market Fund, 5.00%(b)                                           5,818
12,382,212     SSgA Prime Money Market Fund, 5.17%(b)                                    12,382
                                                                                       --------
               Total Money Market Instruments (cost: $18,200)                            18,200
                                                                                       --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (7.6%)

               MONEY MARKET FUNDS (0.5%)
 2,046,260     AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(b)            2,046
                                                                                       --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (7.1%)(c)
   $18,000     Credit Suisse First Boston, LLC, 5.26%, acquired on
                 1/31/2007 and due 2/01/2007 at $18,000 (collateralized by
                 $18,350 of Federal Home Loan Bank Bonds(d), 5.45%,
                 due 1/23/2009; market value $18,364)                                    18,000
    13,000     Deutsche Bank Securities, Inc., 5.26%, acquired on
                 1/31/2007 and due 2/01/2007 at $13,000 (collateralized by
                 $13,491 of Federal Farm Credit Bank Bonds(d), 3.00%,
                 due 4/15/2008; market value $13,260)                                    13,000
                                                                                       --------
               Total Repurchase Agreements                                               31,000
                                                                                       --------
               Total Short-Term Investments Purchased With Cash
                 Collateral From Securities Loaned (cost: $33,046)                       33,046
                                                                                       --------
               TOTAL INVESTMENTS (COST: $392,132)                                      $466,987
                                                                                       ========

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 5.8% of net assets at January 31, 2007.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2007.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding January 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $31,899) (identified cost of $392,132)                    $466,987
  Cash                                                                          22
  Receivables:
     Capital shares sold                                                       616
     USAA Investment Management Company (Note 6D)                              170
     Dividends and interest                                                    652
     Securities sold                                                         1,333
     Other                                                                       2
                                                                          --------
        Total assets                                                       469,782
                                                                          --------
LIABILITIES
  Payables:
     Upon return of securities loaned                                       33,068
     Securities purchased                                                    1,279
     Capital shares redeemed                                                   231
  Accrued management fees                                                      276
  Accrued transfer agent's fees                                                 14
  Other accrued expenses and payables                                           86
                                                                          --------
        Total liabilities                                                   34,954
                                                                          --------
           Net assets applicable to capital shares outstanding            $434,828
                                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $358,772
  Accumulated undistributed net investment income                              347
  Accumulated net realized gain on investments                                 854
  Net unrealized appreciation of investments                                74,855
                                                                          --------
           Net assets applicable to capital shares outstanding            $434,828
                                                                          ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                           28,717
                                                                          ========
  Net asset value, redemption price, and offering price per share         $  15.14
                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $ 4,199
   Interest                                                                  384
   Securities lending (net)                                                   21
                                                                         -------
      Total income                                                         4,604
                                                                         -------
EXPENSES
   Management fees                                                         1,500
   Administration and servicing fees                                         291
   Transfer agent's fees                                                     460
   Custody and accounting fees                                                49
   Postage                                                                    64
   Shareholder reporting fees                                                 52
   Trustees' fees                                                              4
   Registration fees                                                          24
   Professional fees                                                          33
   Other                                                                       5
                                                                         -------
      Total expenses                                                       2,482
   Expenses paid indirectly                                                  (13)
   Expenses reimbursed                                                      (247)
                                                                         -------
      Net expenses                                                         2,222
                                                                         -------
NET INVESTMENT INCOME                                                      2,382
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                       4,368
   Change in net unrealized appreciation/depreciation                     41,381
                                                                         -------
      Net realized and unrealized gain                                    45,749
                                                                         -------
Increase in net assets resulting from operations                         $48,131
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

                                                                1/31/2007      7/31/2006
                                                                ------------------------
FROM OPERATIONS
   Net investment income                                         $  2,382       $  3,659
   Net realized gain on investments                                 4,368          6,761
   Change in net unrealized appreciation/depreciation of
      investments                                                  41,381          3,612
                                                                 -----------------------
      Increase in net assets resulting from operations             48,131         14,032
                                                                 -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (4,208)        (2,512)
   Net realized gains                                              (8,152)        (4,818)
                                                                 -----------------------
      Distributions to shareholders                               (12,360)        (7,330)
                                                                 -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       88,918        165,958
   Reinvested dividends                                            12,217          7,230
   Cost of shares redeemed                                        (47,167)       (65,937)
                                                                 -----------------------
      Increase in net assets from capital share transactions       53,968        107,251
                                                                 -----------------------
   Capital contribution from USAA Transfer Agency Company               -              1
                                                                 -----------------------
Net increase in net assets                                         89,739        113,954
NET ASSETS
   Beginning of period                                            345,089        231,135
                                                                 -----------------------
   End of period                                                 $434,828       $345,089
                                                                 =======================
Accumulated undistributed net investment income:
   End of period                                                 $    347       $  2,173
                                                                 =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      6,085         12,258
   Shares issued for dividends reinvested                             818            543
   Shares redeemed                                                 (3,232)        (4,872)
                                                                 -----------------------
      Increase in shares outstanding                                3,671          7,929
                                                                 =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

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           to FINANCIAL Statements

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                 the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

                 that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

              Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

              end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $9,000 and $4,000, respectively, resulting in a total reduction in Fund expenses of $13,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $80,809,000 and $44,694,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $79,123,000 and $4,268,000, respectively, resulting in net unrealized appreciation of $74,855,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2007, the Fund received securities-lending income of $21,000, which is net of the 20% income

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

         retained by Wachovia. As of January 31, 2007, the Fund loaned securities having a fair market value of approximately $31,899,000 and received cash collateral of $33,068,000 for the loans. Of this amount, $33,046,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $22,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

              performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,500,000, which included a performance adjustment of $42,000 that increased the base management fee of 0.75% by 0.02%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

               net assets that BHMS manages in the USAA Balanced Strategy
               Fund, the USAA Value Fund, and the USAA Growth & Income
               Fund combined, in the annual amount of 0.75% on the first
               $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2007, the Manager incurred subadvisory fees, paid or payable to BHMS, of $545,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $291,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $4,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.15% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2007, the Fund incurred reimbursable expenses of $247,000, of which $170,000 was receivable from the Manager.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $460,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

              December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH                                                                 PERIOD
                                       PERIOD ENDED                                                                ENDED
                                        JANUARY 31,                   YEAR ENDED JULY 31,                       JULY 31,
                                       ---------------------------------------------------------------------------------
                                           2007           2006           2005           2004          2003          2002*
                                       ---------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $  13.78       $  13.50       $  11.65       $   9.99       $  9.63      $  10.00
                                       ---------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                    .08            .15            .11            .21           .14           .02(b)
   Net realized and unrealized
      gain (loss)                          1.73            .49           2.67           1.64           .29          (.36)(b)
                                       ---------------------------------------------------------------------------------

Total from investment operations           1.81            .64           2.78           1.85           .43          (.34)(b)
                                       ---------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.15)          (.12)          (.15)          (.19)         (.07)         (.01)
   From realized capital gains             (.30)          (.24)          (.78)             -          (.00)(d)      (.02)
                                       ---------------------------------------------------------------------------------
Total distributions                        (.45)          (.36)          (.93)          (.19)         (.07)         (.03)
                                       ---------------------------------------------------------------------------------
Net asset value at end of period       $  15.14       $  13.78       $  13.50       $  11.65       $  9.99       $  9.63
                                       =================================================================================
Total return (%)**                        13.25           4.90          24.65          18.52          4.57         (3.40)
Net assets at end of period (000)      $434,828       $345,089       $231,135       $109,503       $78,388       $63,883
Ratio of expenses to
   average net assets (%)***(c),(e)        1.15(a)        1.15           1.15           1.15          1.15          1.15(a)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***(c)                1.28(a)        1.26           1.27           1.30          1.46          1.48(a)
Ratio of net investment
   income to average
   net assets (%)***                       1.22(a)        1.27           1.14           1.96          1.66           .20(a)
Portfolio turnover (%)                    11.97          26.19          21.74         175.60         99.80        162.94

  *  Fund commenced operations on August 3, 2001.
 **  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
***  For the six-month period ended January 31, 2007, average net assets were $386,035,000.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Calculated using average shares.
 (c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.01%)         (.01%)         (.02%)         (.04%)        (.04%)        (.00%)(+)
     + Represents less than 0.01% of average net assets.
 (d) Represents less than $0.01 per share.
 (e) Effective August 3, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.15% of the Fund's average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs:
         direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA VALUE FUND
JANUARY 31, 2007 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING               ENDING                DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2006-
                                  AUGUST 1, 2006        JANUARY 31, 2007         JANUARY 31, 2007
                                  ---------------------------------------------------------------
Actual                              $1,000.00              $1,132.50                 $6.13

Hypothetical
  (5% return before expenses)        1,000.00               1,019.46                  5.80

         *Expenses are equal to the Fund's annualized expense ratio of 1.14%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 13.25% for the six-month period of August 1, 2006, through January 31, 2007.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40847-0307                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.